UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Unified Fund Services, Inc.2960 N. Meridian Street, Suite 300	Indianapolis, IN	46208
(Address of principal executive offices)	(Zip code)

Christopher Kashmerick

Unified Fund Services, Inc.

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	4/30

Date of reporting period:	01/31/2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Toreador Large Cap Fund
Schedule of Investments
January 31, 2009
(Unaudited)

Common Stocks - 96.32%	Shares	Value

Accident & Health Insurance - 0.95%
Unum Group	13,830	$ 195,833

Aircraft - 1.83%
Northrop Grumman Corp.	7,871	378,753

Aircraft Engines & Engine Parts - 1.54%
United Technologies Corp.	6,613	317,358

Aircraft Parts - 1.51%
General Dynamics Corp.	5,485	311,164

Biological Products (No Diagnostic Substances) - 2.48%
Amgen, Inc. (a)	9,325	511,476

Bottled & Canned Soft Drinks & Carbonated Waters - 2.36%
Coca-Cola Co. /The	11,391	486,624

Cable & Other Pay Television Services - 2.13%
DIRECTV Group, Inc. /The (a)	20,086	439,883

Crude Petroleum & Natural Gas - 2.79%
Apache Corp.	4,332	324,900
Devon Energy Corp.	4,081	251,390
		576,290

Electric Services - 1.23%
Public Service Enterprise Group, Inc.	8,015	253,033

Electronic Components - 1.52%
Cisco Systems, Inc. (a)	21,025	314,744

Electronic Computers - 3.19%
Dell, Inc. (a)	27,573	261,943
International Business Machines Corp.	4,329	396,753
		658,696

*See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund
Schedule of Investments - continued
January 31, 2009
(Unaudited)

Common Stocks - 96.32% - continued	Shares	Value

Fire, Marine & Casualty Insurance - 3.33%
ACE, Ltd.	4,089	$ 178,526
Allstate Corp. /The	5,431	117,690
Chubb Corp.	4,464	190,077
Travelers Companies, Inc. /The	5,219	201,662
		687,955

Industrial Inorganic Chemicals - 0.56%
Dow Chemical Co. /The	10,014	116,062

Industrial Instruments For Measurement, Display & Control - 3.57%
Danaher Corp.	7,329	409,911
Roper Industries, Inc.	7,941	326,693
		736,604

Investment Advice - 0.81%
Franklin Resources, Inc.	3,473	168,163

Life Insurance - 1.50%
MetLife, Inc.	5,173	148,620
Prudential Financial, Inc.	6,232	160,474
		309,094

Metal Mining Services - 1.23%
Freeport-McMoRan Copper & Gold, Inc.	10,063	252,984

National Commercial Banks - 2.31%
Bank of America Corp.	19,712	129,705
Citigroup, Inc.	22,863	81,164
JPMorgan Chase & Co.	10,462	266,886
		477,755

Natural Gas Distribution - 3.30%
MDU Resources Group, Inc.	14,367	285,760
UGI Corp.	15,626	396,432
		682,192

*See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund
Schedule of Investments - continued
January 31, 2009
(Unaudited)

Common Stocks - 96.32% - continued	Shares	Value

Oil & Gas Field Machinery & Equipment - 1.34%
Dresser-Rand Group, Inc. (a)	14,161	$ 275,856

Perfumes, Cosmetics & Other Toilet Preparations - 2.67%
Procter & Gamble Co. /The	10,125	551,812

Personal Credit Institutions - 0.89%
American Express Co.	11,022	184,398

Petroleum Refining - 5.78%
Chevron Corp.	5,073	357,748
ConocoPhillips	7,758	368,738
Valero Energy Corp.	19,309	465,733
		1,192,219

Pharmaceutical Preparations - 9.42%
AstraZeneca plc (b)	10,109	389,500
Forest Laboratories, Inc. (a)	12,983	325,094
Johnson & Johnson	7,152	412,599
Sanofi-Aventis S.A. (b)	13,761	387,647
Watson Pharmaceuticals, Inc. (a)	15,722	428,896
		1,943,736

Public Building & Related Furniture - 0.55%
Johnson Controls, Inc.	8,997	112,552

Radio & TV Broadcasting & Communications Equipment - 1.82%
L-3 Communications Holdings, Inc.	4,766	376,609

Railroads, Line-Haul Operating - 1.70%
Burlington Northern Santa Fe Corp.	5,294	350,727

Retail - Auto & Home Supply Stores - 1.93%
AutoZone, Inc. (a)	2,994	397,873

Retail - Department Stores - 3.22%
Target Corp.	7,558	235,810
Wal-Mart Stores, Inc.	9,081	427,897
		663,707

*See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund
Schedule of Investments - continued
January 31, 2009
(Unaudited)

Common Stocks - 96.32% - continued	Shares	Value

Retail - Drug Stores & Proprietary Stores - 3.09%
CVS Caremark Corp.	11,953	$ 321,297
Walgreen Co.	11,536	316,202
		637,499

Retail - Family Clothing Stores - 1.77%
Kohl's Corp. (a)	9,969	365,962

Retail - Lumber & Other Building Materials Dealers - 1.44%
Home Depot, Inc. /The	13,849	298,169

Retail - Variety Stores - 1.80%
Costco Wholesale Corp.	8,259	371,903

Security Brokers, Dealers & Flotation Companies - 1.27%
Goldman Sachs Group, Inc. /The	3,237	261,323

Semiconductors & Related Devices - 1.21%
Texas Instruments, Inc.	16,657	249,022

Services - Computer Integrated Systems Design - 1.10%
Autodesk, Inc. (a)	13,693	226,756

Services - Computer Processing & Data Preparation - 1.32%
Fiserv, Inc. (a)	8,607	273,272

Services - Information Retrieval Services - 2.10%
Google, Inc. - Class A (a)	1,282	433,995

Services - Management Consulting Services - 1.56%
Accenture, Ltd. - Class A	10,203	322,007

Services - Medical Laboratories - 1.90%
Laboratory Corporation of America Holdings (a)	6,614	391,549

Services - Prepackaged Software - 4.73%
Adobe Systems, Inc. (a)	16,275	314,270
Microsoft Corp.	16,227	277,482
Oracle Corp. (a)	22,890	385,239
		976,991

*See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund
Schedule of Investments - continued
January 31, 2009
(Unaudited)

Common Stocks - 96.32% - continued	Shares	Value

Services - Racing, Including Track Operation - 1.02%
International Speedway Corp. - Class A	9,081	$ 211,406

State Commercial Banks - 0.57%
Capital One Financial Corp.	7,395	117,137

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 1.38%
Nucor Corp.	7,012	286,019

Wholesale - Computers & Peripheral Equipment & Software - 1.36%
Ingram Micro, Inc. - Class A (a)	22,901	280,995

Women's Handbags & Purses - 1.24%
Coach, Inc. (a)	17,512	255,675

TOTAL COMMON STOCKS (Cost $26,857,802)		19,883,832

Exchange-Traded Funds - 2.70%
Energy Select Sector SPDR Fund	3,330	156,244
Financial Select Sector SPDR Fund	3,000	27,720
SPDR Trust Series 1	4,500	372,560

TOTAL EXCHANGE-TRADED FUNDS (Cost $715,476)		556,524

Money Market Securities - 2.13%
Huntington Money Market Fund - Trust Shares, 0.02% (c)	440,780	440,780

TOTAL MONEY MARKET SECURITIES (Cost $440,780)		440,780

TOTAL INVESTMENTS (Cost $28,014,058) - 101.15%		$ 20,881,136

Liabilities in excess of other assets - (1.15)%		(238,190)

TOTAL NET ASSETS - 100.00%		$ 20,642,946

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the rate shown represents the yield at January 31, 2009.

Tax Related
Unrealized appreciation		$ 102,543
Unrealized depreciation		(7,235,465)
Net unrealized depreciation		$(7,132,922)

Aggregate cost of securities for income tax purposes		$ 28,014,058

*See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund

Related Notes to the Schedule of Investments

January 31, 2009

(Unaudited)

Securities Valuation - Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Board”).

Fixed income securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Fair Value Measurements - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.

Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used at January 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Direct Market Prices in Observable Markets or Quoted Prices	$ 20,881,136	$ -
Level 2 – Other Significant Observable Inputs	$ -	$ -
Level 3 – Internal Unobservable Inputs	$ -	$ -
Total	$ 20,881,136	$ -
*Other financial instruments include call options, futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued the Statement on Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Item 2. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of February 23, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:      Unified Series Trust

By	/s/ Anthony Ghoston
Anthony Ghoston

Date	3/26/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Anthony Ghoston
Anthony Ghoston

Date	3/26/2009

By	/s/ Christopher Kashmerick
Christopher Kashmerick, Treasurer

Date	3/26/2009